UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.8%
Chemicals — 1.0%
43,416	The Dow Chemical Co.	$1,966,311

Computer Hardware — 4.5%
28,929	CDW Corp.	1,683,089
123,720	Cisco Systems, Inc.*	2,397,694
120,470	Dell, Inc.*	4,805,548

		8,886,331

Computer Software — 6.6%
119,407	Activision, Inc.*	1,881,849
46,890	Electronic Arts, Inc.*	2,463,600
242,120	Microsoft Corp.	6,246,696
203,457	Oracle Corp.*	2,608,319

		13,200,464

Consumer Durables — 2.2%
136,625	Masco Corp.	4,374,732

Defense/Aerospace — 2.1%
38,898	General Dynamics Corp.	4,200,206

Diversified Telecommunication Services — 0.6%
49,794	Sprint Corp.	1,179,620

Drugs & Medicine — 1.0%
73,871	Pfizer, Inc.	2,061,001

Electrical Utilities — 3.0%
105,423	PPL Corp.	6,062,877

Energy Resources — 9.9%
222,091	Burlington Resources, Inc.	11,255,572
150,492	Exxon Mobil Corp.	8,457,650

		19,713,222

Financial Technology — 2.1%
109,060	First Data Corp.	4,125,740

Food & Beverage — 4.4%
94,600	PepsiCo, Inc.	5,325,980
50,010	Wm. Wrigley Jr. Co.	3,414,183

		8,740,163

Home Products — 2.4%
40,475	Avon Products, Inc.	1,608,476
58,086	The Procter & Gamble Co.	3,203,443

		4,811,919

Hotel & Leisure — 4.5%
200,900	Cendant Corp.	4,261,089
64,500	Harrah’s Entertainment, Inc.	4,631,745

		8,892,834

Internet & Online — 0.6%
4,120	Google, Inc.*	1,147,008

Large Banks — 9.3%
123,781	Bank of America Corp.	5,733,536
168,365	Citigroup, Inc.	7,931,675
137,854	J.P. Morgan Chase & Co.	4,928,281

		18,593,492

Shares	Description	Value
Common Stocks — (continued)
Media — 7.3%
14,848	Lamar Advertising Co.*	$620,943
32,472	The Walt Disney Co.	891,031
279,300	Time Warner, Inc.*	4,859,820
137,570	Univision Communications, Inc.*	3,660,738
130,930	Viacom, Inc. Class B	4,489,590

		14,522,122

Medical Products — 3.7%
134,398	Baxter International, Inc.	4,959,286
48,060	Stryker Corp.	2,338,119

		7,297,405

Parts & Equipment — 6.5%
41,190	American Standard Companies, Inc.	1,762,932
281,025	Tyco International Ltd.	8,130,053
28,295	United Technologies Corp.	3,019,077

		12,912,062

Pharmacy Benefit Manager — 2.6%
114,290	Caremark Rx, Inc.*	5,104,191

Property Insurance — 1.8%
47,640	XL Capital Ltd.	3,586,339

Publishing — 2.7%
123,900	The McGraw-Hill Companies, Inc.	5,409,474

Regional Banks — 2.0%
124,166	KeyCorp	4,067,678

Retail Apparel — 3.9%
68,680	Lowe’s Companies, Inc.	3,929,183
80,400	Wal-Mart Stores, Inc.	3,797,292

		7,726,475

Semiconductors/Semiconductor Capital Equipment — 4.7%
109,580	Linear Technology Corp.	4,105,963
138,170	QUALCOMM, Inc.	5,148,214

		9,254,177

Specialty Financials — 9.0%
151,564	Countrywide Financial Corp.	5,633,634
98,350	Freddie Mac	6,396,684
184,100	MBNA Corp.	3,882,669
180,620	The Charles Schwab Corp.	2,048,231

		17,961,218

Tobacco — 0.4%
11,966	Altria Group, Inc.	803,397

Wireless — 1.0%
109,040	American Tower Corp.*	1,967,082

TOTAL COMMON STOCKS		198,567,540

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 99.8%		198,567,540

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.7%
Joint Repurchase Agreement Account II
$3,300,000	3.07%	06/01/2005	$3,300,000
Maturity Value: $3,300,281

TOTAL INVESTMENTS — 101.5%			$201,867,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $3,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$175,836,258

Gross unrealized gain	29,670,064
Gross unrealized loss	(3,638,782)

Net unrealized security gain	$26,031,282

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer